SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Short Duration Fund
DWS Strategic Government Securities Fund

The following changes are effective on or about May 1, 2013:

QS Investors, LLC (“QS Investors”) will no longer serve as subadvisor to each fund. All references to QS Investors are hereby deleted.

The following disclosure is deleted as a heading relating to investment policies and techniques in “PART I: APPENDIX I-I — INVESTMENT PRACTICES AND TECHNIQUES” of the fund’s Statement of Additional Information:

GTAA Overlay Strategy

Please Retain This Supplement for Future Reference

April 25, 2013
SAISTKR-90